UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Offshore Master Fund, Ltd.

Address:  3 West Main Street
          3rd Floor
          Irvington, NY  10533

13F File Number: 028-11797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (212) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely            New York, NY            May 14, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10075                     Elm Ridge Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total:       $0
                                           (thousands)

List of Other Included Managers:

Form 13F File Number          Name

None                          None

SK 03563 0001 772693